Inventories	12 Months Ended
Mar. 31, 2015
Inventories

5.    Inventories:

Inventories at March 31, 2014 and 2015 comprised the following:

	2014	2015
	Millions of yen
Telecommunications equipment to be sold and materials	¥228,337	¥181,258
Projects in progress	83,015	103,351
Supplies	103,957	105,914

Total	¥415,309	¥390,523